Financial Instruments - Summary of Detailed Information About Hedging Instruments (Detail) - Currency risk [member] $ in Thousands	Dec. 31, 2022 CAD ($)
January 2023 – November 2023 [member] | USD | Purchase contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	29,182
January 2023 – November 2023 [member] | USD | Sales contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	(26,180)
January 2023 – March 2023 [member] | EUR | Purchase contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,568
March 2023 [member] | EUR | Sales contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	(2,453)